Common Shares, Stock Options And Preferred Shares (Narrative) (Details) (USD $)	12 Months Ended				12 Months Ended									12 Months Ended				12 Months Ended			36 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Fixed Stock Option Plan [Member]	Dec. 31, 2011 Employee [Member] Fixed Stock Option Plan [Member]	Dec. 31, 2011 Non Employee Director [Member] Fixed Stock Option Plan [Member]	Dec. 31, 2011 Former Executive Officer [Member] Stock Appreciation Rights [Member]	Dec. 31, 2010 Former Executive Officer [Member] Stock Appreciation Rights [Member]	Dec. 31, 2009 Former Executive Officer [Member] Stock Appreciation Rights [Member]	Dec. 31, 2011 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Dec. 31, 2010 3 3/4% Convertible Senior Subordinated Notes Due 2014 [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2011 Warrants Issued In 2006 [Member]	Dec. 31, 2011 Warrants Issued In 2011 [Member]	Dec. 31, 2011 Stock Option [Member]	Dec. 31, 2010 Stock Option [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2010 Corporate [Member]	Dec. 31, 2009 Corporate [Member]	Dec. 31, 2011 Treasury Stock [Member]	Dec. 31, 2011 Subsidiary [Member] Stock Option [Member]	Dec. 31, 2010 Subsidiary [Member] Stock Option [Member]	Dec. 31, 2009 Subsidiary [Member] Stock Option [Member]
Common Shares, Stock Options and Preferred Shares [Line Items]
Common shares received upon warrants exercised														261,599
Number of shares acquired during the period																					4,949
Average price per share for shares acquired																					$ 34.92
Shares authorized to be repurchased	11,987,880
Stock available for grant under fixed stock option plan				1,057,250
Warrants to purchase common shares granted to each of Chairman and President														2,000,000	2,000,000
Exercise price														$ 28.515	$ 33.84
Value of share on exercise date														$ 32.806
Exercise price as a percentage of closing price per share														105.00%	105.00%
Vesting period, years					five	four								four
Warrants expiration date														March 5, 2011	2016
Vesting upon shareholder approval															20.00%
Additional vesting percentage															20.00%
Vesting tranches															5
Share-based compensation	$ 23,264,000	$ 4,260,000	$ 11,106,000												$ 18,941,000			$ 23,019,000	$ 4,067,000	$ 10,905,000		$ 245,000	$ 193,000	$ 201,000
Decrease in net income as a result of share based compensation	15,203,000	3,955,000	10,905,000
Weighted-average period of share-based compensation plans, years	1.70
Weighted-average fair value per grant	$ 13.18	$ 9.09	$ 8.80												$ 13.35
Common shares reserved										4,327,317	4,279,868	4,000,000	4,000,000			3,308,755	3,564,150
Total unrecognized compensation cost related to nonvested share-based compensation plans	43,555,000
Preferred shares authorized	6,000,000	6,000,000
Preferred shares, par value	$ 1	$ 1
Stock appreciation rights, terms in years	7
Expense relating to stock appreciation rights							$ (4,447,000)	$ 261,000	$ 3,102,000